Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2019
Intangible assets, net
Schedule of Intangible assets

Intangible assets, net as of December 31, 2018 and 2019 are as follows:

	As of December 31, 2018
	Gross carrying	Accumulated	Impairment	Net carrying
	amount	amortization	amount	amount
	RMB	RMB	RMB	RMB

Purchased software	58,110	(27,956)	—	30,154
Digital Sales Assistant system	25,430	(18,013)	—	7,417
Trademark and lifetime membership	13,095	(721)	—	12,374
Domain names	25,399	(10,970)	—	14,429
Customer relationships	180,610	(82,244)	—	98,366
Brand name	3,630	(1,012)	—	2,618
Business cooperation	3,447,689	(2,391,469)	(254,873)	801,347
Others	39,113	(8,877)	—	30,236

	3,793,076	(2,541,262)	(254,873)	996,941

	As of December 31, 2019
	Gross carrying	Accumulated	Impairment	Net carrying
	amount	amortization	amount	amount
	RMB	RMB	RMB	RMB

Purchased software	65,800	(33,821)	—	31,979
Digital Sales Assistant system	25,430	(20,556)	—	4,874
Trademark and lifetime membership	13,260	(1,190)	—	12,070
Domain names	25,399	(13,510)	—	11,889
Customer relationships	180,610	(101,139)	—	79,471
Brand name	15,530	(2,440)	—	13,090
Database	26,200	(2,620)	—	23,580
Business cooperation	3,447,689	(3,021,349)	(254,873)	171,467
Others	46,118	(12,789)	—	33,329

	3,846,036	(3,209,414)	(254,873)	381,749

Schedule of estimated aggregate amortization expenses

The estimated aggregate amortization expenses for each of the five succeeding fiscal years are as follows:

	For the year ended December 31,
	2020	2021	2022	2023	2024
	RMB	RMB	RMB	RMB	RMB

Amortization expenses	206,873	26,426	22,362	20,818	19,988